Document and Entity Information	Aug. 11, 2022
Cover [Abstract]
Entity Registrant Name	CADENCE DESIGN SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000813672
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-15867
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2655 Seely Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	943-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CDNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false